CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 2,182,865	$ 1,599,082
Available-for-sale investments at fair value (cost of $106,977 and $571,609, respectively)	102,105	594,747
Loans held for investment (net of allowance for losses of $68,081 and $69,189, respectively)	7,931,377	6,487,454
Other interest-earning assets	5,030	5,127
Accrued interest receivable	356,283	234,797
Premises and equipment, net	74,188	63,699
Acquired intangible assets, net	6,515	9,832
Other assets	48,301	88,794
Total assets	10,706,664	9,083,532
Liabilities
Deposits	9,001,550	7,497,333
Income taxes payable, net	162,205	95,788
Upromise related liabilities	307,518	319,120
Other liabilities	69,248	81,991
Total liabilities	9,540,521	7,994,232
Commitments and contingencies
Equity
Affiliate investment	1,164,495	1,068,928
Accumulated other comprehensive (loss) income (net of tax (benefit) expense of ($1,849) and $8,791, respectively)	(3,024)	14,348
Total SLM Corporation equity	1,161,471	1,083,276
Noncontrolling interest	4,672	6,024
Total equity	1,166,143	1,089,300
Total liabilities and equity	$ 10,706,664	$ 9,083,532